Summary of Significant Accounting Policies - Schedule Of Expected Credit Losses For Quality Assurance Commitment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Expected Credit Losses For Quality Assurance Commitment [Line Item]
Opening balance		¥ 3,188,561
Ending balance		3,555,618	$ 515,516	¥ 3,188,561
Expected Credit Losses For Quality Assurance [Member]
Expected Credit Losses For Quality Assurance Commitment [Line Item]
Opening balance		3,188,561		2,390,501	¥ 3,593,021
Provision for credit losses of quality assurance obligations		3,018,912		1,904,473	2,057,558
Payouts during the year		(9,301,920)		(7,227,869)	(8,297,516)
Recoveries during the year		6,650,065		6,121,456	5,199,893
Termination of P2P quality assurance obligations	[1]	0		0	(162,455)
Ending balance		¥ 3,555,618		¥ 3,188,561	¥ 2,390,501

[1]	In March 2020, the Company early repaid all outstanding loan balance before their maturity for one P2P funding partner as a result of the Group’s decision to discontinue business relationship with online lending information intermediary, which resulted in decrease in guarantee related receivables and liabilities. The overall impact on gain or loss is immaterial.